Offerings - Offering: 1	Jun. 23, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered	4,080,827
Proposed Maximum Offering Price per Unit	1.30
Maximum Aggregate Offering Price	$ 5,305,075.1
Fee Rate	0.01381%
Amount of Registration Fee	$ 732.63
Offering Note
(1) Pursuant to Rule 416 under the Securities Act of 1933 (the “Securities Act”), this Registration Statement shall also include any additional shares of Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), of Cibus, Inc. (the “Registrant”) that may become issuable by reason of stock dividends, stock splits, recapitalization or similar transactions.
(2) Represents additional shares of Class A Common Stock available pursuant to increases to the number of shares available for issuance under the Cibus, Inc. 2017 Omnibus Incentive Plan, as amended (the “Plan”) under the evergreen provision of the Plan. Shares available for issuance under the Plan have been previously registered on Registration Statements on Form S-8 filed with the Securities and Exchange Commission on July 20, 2017 (File No. 333-219382), May 9, 2019 (File No. 333-231336), July 16, 2021 (File No. 333-257972), March 2, 2023 (File No. 333-270245), May 24, 2023 (File No. 333-272177), June 30, 2023 (File No. 333-273069) and March 24, 2025 (File No. 333-286065).
(3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Class A Common Stock as reported by the Nasdaq Stock Market LLC on June 15, 2026.